UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07471

Matthew 25 Fund, Inc.

(Exact name of registrant as specified in charter)

413 Johnson Street

Suite 200

Jenkintown, PA  19046

 (Address of principal executive offices) (Zip code)

Mark Mulholland

413 Johnson Street

Suite 200

Jenkintown, PA  19046

(Name and address of agent for service)

Registrant's telephone number, including area code: (215) 884-4458

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Matthew 25 Fund, Inc.

ANNUAL REPORT

December 31, 2010

Matthew 25 Fund, Inc.

1-888-M25-FUND

Fund Symbol: MXXVX

Website: www.matthew25fund.com

This report is provided for the general information of Matthew 25 Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.

MATTHEW 25 FUND

MANAGER’S COMMENTARY

DECEMBER 31, 2010

Dear Matthew 25 Fund Shareholders,

Our Fund’s return for 2010 was a gain of 31.97%.  This completes our 15th year in operation.  A $10,000 investment in our Fund at the start of 1996 grew to $38,664 at year-end 2010.  This was a 9.43% average annual compounded return.

Congratulations and thank you for your investment in our Matthew 25 Fund.  There was, once again, more selling than buying of U.S. stocks in 2010, while our Fund had net inflows for the year.  You acted contrary to the proverbial “crowd,” for according to the Investment Company Institute (ICI) $81.7 billion was withdrawn from Domestic Equity Funds this past year.  This is the fourth straight year of net sales for a total of $321 billion.  Where did the crowd invest the past four years?  $144 billion of net purchases went into Foreign Equity Funds, $664 billion was invested in Taxable Bond Funds and $100 billion was placed in Tax-Free Bond Funds.  This trend will eventually change, but it will probably be at much higher stock prices.  When this trend reverses the net inflows could help drive the stock market for at least as many years as we have had redemptions.

As I have talked to investors the past few months I have been a bit surprised by the fear in many investors of another significant stock market decline.  This cautiousness is healthy for the broad market, but I don’t want you to be hurt by the fear.  How do you get hurt?  By missing the investment returns.  Look at the following bar chart from a study commissioned by Towneley Capital Management and conducted by Professor H. Nejat Seyhun of the University of Michigan:

MATTHEW 25 FUND

MANAGER’S COMMENTARY (CONTINUED)

DECEMBER 31, 2010

This study calculated the daily returns for the broad U.S. stock market for 31 years.  7,802 trading days that generated an average annual return of 11.83%.  It includes multiple bear markets in 1962, 1973-74, 1980-81, 1987 and 1990 and yet still provided nearly a 12% average annual rate of return.  During this period if you missed the 90 best days, which are only 1.2% of the recorded days, then your annual rate of return would have declined to 3.28%.  Thus approximately 99% of the trading days provided only 28% of the market’s return over 31 years while just over 1% of the days generated 72% of its return.  Alternatively, this study showed that if you missed the 90 worst days then you would have increased your return to 23% average annual return.  This is why people sell because they want to avoid big hits to their investments, but in reality people most often sell after the big hits have occurred.  Then they are often late buying back into the stock market and net results are that they miss some portion of the investment returns.

MATTHEW 25 FUND

MANAGER’S COMMENTARY (CONTINUED)

DECEMBER 31, 2010

What I recommend you consider doing is what I do personally.  That is pick the investment vehicle that you see as the best investment weighing in risks and rewards.  Have a long-term investment strategy so that you are in the market for the 1% of the time that is going to provide you with 70% of your investment returns.  Mentally prepare for the fact that the market will have its down days but take advantage of these episodes and buy even a little more.  This has economical as well as mental benefits by changing declines from being only painful to also becoming gainful.

How much should you have in stocks?  Only you can tell because it is not determined by some mathematical formula based on age, assets or income.  It is visceral.  You know by feel, but do not invest based on “what I can afford to lose” logic.  That is a loser’s attitude; you should invest what will satisfy your goal in a meaningful way!  If the goal is financial freedom, to become rich, to maintain purchasing power of a portfolio or whatever it may be, just stay the course and try to add money on down days for it makes the process more rewarding.

I apply similar principles to management of our Matthew 25 Fund.  Our Fund tends to be fully invested nearly all the time.  Investments are selected and held if seen as the best investments weighing in risks and rewards.  Because our portfolio is geared towards value and growth I will tend to purchase on weakness over time.  Before delving into our stock and bond holdings I thought a brief section from our Fund’s prospectus would accentuate what I am looking to own:

PRINCIPLE INVESTMENT STRATEGIES

The Fund blends Growth and Value Investing in its securities selection process.  The Fund's adviser values an investment on four criteria as follows:

                Business

                Management

                Financial

                Price

The adviser believes that you make the most money by investing with the exceptional; accordingly, the adviser searches for securities possessing the best combinations of a desirable business, capable management, clean financials, and a market price that the adviser deems to be at or below its fair value presently or in the future.  Based on this fundamental analysis, the adviser will make investments that he classifies as either Value, Value/Growth, or Growth.  The adviser does like the value investing adage of "buy low and sell high" although, he prefers the maxim of value/growth and growth investing of "buy low and let it grow."

The Fund is eligible to invest in the securities of companies with small, medium or large capitalization.  In other words, the Fund is open to research within a large universe of public companies so that it may find stocks with the exceptional traits that the Fund desires.

The following spreadsheet grades our portfolio then it is followed by comments for each company:

Investment	Business	Management	Financial	Price
Apple	A	A	A	A
Allegheny Energy	C	C	C	B
Brandywine Realty	B	B	B	A
Berkshire Hathaway	B	A	A	B
BYD	B	A	B	C
Citigroup	A	B	C	A
Cabela's	B	B	A	B
Caterpillar	A	B	B	B
El Paso	B	B	C	A
East West Bancorp	B	A	B	B
Google	A	A	A	B
Goldman Sachs	A	A	C	A
KKR & Co.	A	A	C	B
Kansas City Southern	B	B	C	B
Mastercard	A	B	A	A
MBIA Bond	B	A	C	A
Nasdaq	B	B	A	A
Polaris	A	A	B	B
Penn Millers	C	C	B	A
JM Smucker	A	A	B	B
Stryker	B	B	A	B

MATTHEW 25 FUND

MANAGER’S COMMENTARY (CONTINUED)

DECEMBER 31, 2010

Apple is an exceptional company in the center of a technology boom in smart phones and tablets.  I have reduced our holding on Steve Jobs medical leave, but it is still our largest investment with great potential.  Allegheny Energy is a deal arbitrage.  We will eventually receive First Energy Stock which is a little undervalued with a nice dividend.  Brandywine Realty is an undervalued commercial real estate investment trust.  It pays a nice dividend and is worth more.  Berkshire is not expensive and is run by Warren Buffett so it is worth keeping.  There have been some rumors of a dividend starting.  BYD is a Chinese car, battery and solar power station manufacturer.  It is run by an exceptional leader.  It is a small holding because of being a foreign stock and limited liquidity, but has tremendous growth potential.  Citigroup is a great global brand in the financial arena that is selling below book value and only slightly above tangible book value.  Citi’s stock is undervalued with long-term growth and dividend potential.  Cabela’s stock has done well since 2008.  I have sold some stock since it is more fairly priced now, but may still prove to be an above average grower.  Caterpillar is a power brand in the U.S. and worldwide.  Its stock looks expensive because earnings were depressed during recession.  I expect high growth in Caterpillar’s earnings over the next few years.  El Paso is a major U.S. natural gas pipeline stock that is beginning to reflect the value of its assets.  There is still some more upside.  East West Bancorp is an exceptional niche bank.  The stock is fairly priced, but should grow.  I have sold the common stock and bought more of the convertible preferred for it pays a reasonable dividend and will benefit from long term growth of the bank.  Google is a reasonably priced, exceptional company with good growth prospects.  Goldman has not performed well lately, but should do well in its business over the next few years while the stock could perform even better due to its undervaluation.  KKR is another dominant company in private equity.  I expect that its business and stock should perform well over the coming years.  Kansas City Southern is a high growth railroad because of its Mexican/U.S. connections.  Kansas City looks expensive to its current earnings, but has entered into its up cycle in earnings.  MBIA bonds are a value play; I may shift into common stock.  Polaris is such a well run and innovative manufacturer of pleasure and work vehicles.  The stock is fairly priced so I have sold shares to below 5% of portfolio.  Penn Millers is a value play.  Its earnings have been disappointing, but I plan to give this stock a little more time to show an improvement in earnings; will sell if it does not happen.  Smucker is a very well managed branded food company.  Its stock is cheap, grows moderately, is an inflation hedge and a good long term investment.  Stryker is a great medical manufacturing company.  It is growing and the stock is still well priced.  I expect this stock to continue doing well for us.

This is our portfolio in our Matthew 25 Fund.  Please call me at 1-888-M25-FUND if you need clarification on information in this Annual Report.  I hope this letter encourages you to stay the course and take advantage of the opportunities that are still in this market and in our Matthew 25 Fund.  Thank you once again for picking this Fund as your investment vehicle.  It is an honor to work for you!

Good fortune,

Mark Mulholland

Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.

MATTHEW 25 FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2010

	Annual	Annual	Annual	Annual	Annual	Annual	Annual	Annual
	Return	Return	Return	Return	Return	Return	Return	Return
	12/31/96	12/31/97	12/31/98	12/31/99	12/31/00	12/31/01	12/31/02	12/31/03
Matthew 25 Fund	+18.68%	+39.65%	+25.93%	+1.08%	+3.62%	+10.69%	(1.67)%	+32.12%
Russell 3000 Index	+21.82%	+31.78%	+24.14%	+20.90%	(7.46)%	(11.46)%	(21.5)%	+31.06%

	Annual	Annual	Annual	Annual	Annual	Annual	Annual
	Return	Return	Return	Return	Return	Return	Return
	12/31/04	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10
Matthew 25 Fund	+20.05%	+5.07%	+3.79%	(19.18)%	(40.44)%	+47.89%	+31.97%
Russell 3000 Index	+11.95%	+6.12%	+15.72%	+5.14%	(37.31)%	+28.34%	+16.93%

	One Year	Three Year	Five Year	Ten Year	Fifteen Year
	12/31/09 - 12/31/10	12/31/07 - 12/31/10	12/31/05 - 12/31/10	12/31/00 - 12/31/10	12/31/95 - 12/31/10
Matthew 25 Fund	+31.97%	+5.15%	(0.50)%	+5.87%	+9.43%
Russell 3000 Index	+16.93%	(2.01)%	+2.74%	+2.16%	+7.00%

MATTHEW 25 FUND

PERFORMANCE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2010

The graph below represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from 12/31/95 to 12/31/10.  These changes are then compared to a $10,000 investment in the Russell 3000 Index, which is an index comprised of 3,000 stocks representing approximately 98% of the U.S. equities market, for the same period.  The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

MATTHEW 25 FUND

TOP TEN HOLDINGS & ASSET ALLOCATION

DECEMBER 31, 2010 (UNAUDITED)

Top Ten Holdings	(% of Net Assets)

Apple, Inc.	15.78%
Cabelas, Inc.	7.16%
Goldman Sachs Group, Inc.	5.98%
Kansas City Southern	5.96%
Caterpillar, Inc.	5.42%
Polaris Industries, Inc.	5.14%
El Paso Corporation	5.02%
East West Bancorp	5.01%
Allegheny Energy	4.98%
J.M. Smucker Co.	4.61%

65.06%

Asset Allocation	(% of Net Assets)

Electronic Computers	15.78%
Security Brokers, Dealers & Exchanges	9.57%
Shopping Goods Store	7.16%
Railroads, Line-Haul Operations	5.96%
Fire, Marine & Casualty Insurance	5.70%
Construction Machinery & Equipment	5.42%
Transportation Equipment	5.14%
Gas Production & Distribution	5.02%
State Commercial Banks	5.01%
Electric Services	4.98%
Canned Fruits, Veg & Preserves, Jams & Jellies	4.61%
Surgical & Medical Instruments & Apparatus	4.54%
Business Services	4.23%
Limited Partnerships	4.11%
Computer Programming & Data Processing	4.07%
Real Estate Investment Trusts	3.73%
National Commercial Bank	2.02%
Manufacturing, Foreign	1.79%
Corporate Bonds	0.79%
Other Assets less Liabilities	0.37%
100.00%

MATTHEW 25 FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares/Principal Amount		Historical Cost	Market Value	% of Net Assets

COMMON STOCKS

Business Services
10,600	Mastercard	$2,210,197	$2,375,566	4.23%

Canned Fruits, Veg & Preserves, Jams & Jellies
39,500	J.M. Smucker Co.	$1,848,579	$2,593,175	4.61%

Computer Programming & Data Processing
3,850	Google, Inc. *	$1,503,174	$2,286,784	4.07%

Construction Machinery & Equipment
32,500	Caterpillar, Inc.	$1,132,895	$3,043,950	5.42%

Electric Services
115,500	Allegheny Energy	$2,619,536	$2,799,720	4.98%

Electronic Computers
27,500	Apple, Inc. *	$3,365,832	$8,870,400	15.78%

Fire, Marine & Casualty Insurance
20	Berkshire Hathaway, Class A *	$961,485	$2,409,000	4.29%
60,000	Penn Millers Holding Corp. *	$610,070	$793,800	1.41%
		$1,571,555	$3,202,800	5.70%

Gas Production & Distribution
205,000	El Paso Corporation	$1,407,980	$2,820,800	5.02%

Manufacturing, Foreign
95,000	BYD Company, Ltd. (China)	$1,205,640	$1,004,150	1.79%

National Commercial Bank
240,000	Citigroup, Inc. *	$1,111,185	$1,135,200	2.02%

* Non-Income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2010

Shares/Principal Amount		Historical Cost	Market Value	% of Net Assets

Railroads, Line-Haul Operations
70,000	Kansas City Southern *	$1,003,648	$3,350,200	5.96%

Real Estate Investment Trusts
180,000	Brandywine Realty Trust	$1,634,504	$2,097,000	3.73%

Security Brokers, Dealers & Exchanges
20,000	Goldman Sachs Group, Inc.	$2,410,505	$3,363,200	5.98%
85,000	Nasdaq OMX Group, Inc. *	$1,844,544	$2,017,050	3.59%
		$4,255,049	$5,380,250	9.57%

Shopping Goods Store
185,000	Cabelas, Inc. *	$2,129,489	$4,023,750	7.16%

State Commercial Banks
16,200	East West Bancorp, Inc.	$107,450	$316,710	0.56%

Surgical & Medical Instruments & Apparatus
47,500	Stryker Corp.	$1,898,370	$2,550,750	4.54%

Transportation Equipment
37,000	Polaris Industries, Inc.	$528,036	$2,886,740	5.14%

Total Common Stocks		$29,533,119	$50,737,945	90.28%

LIMITED PARTNERSHIPS
162,500	KKR Private Equity Inv., L.P.	$1,742,900	$2,307,500	4.11%

CORPORATE BONDS
601	MBIA Senior Notes 6.4% 8/15/22 **	$336,940	$445,672	0.79%

* Non-Income producing securities during the period.

** Fairvalued

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Historical Cost	Market Value	% of Net Assets

PREFERRED STOCKS
1,825	East West Bancorp 8% Convertible Preferred	$1,476,070	$2,500,250	4.45%

	Total Investments	$33,089,029	$55,991,367	99.63%

	Other Assets in Excess of Liabilities	$209,068	$209,068	0.37%

	Net Assets	$33,298,097	$56,200,435	100.00%

* Non-Income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$50,737,945	--	--	$50,737,945
Limited Partnership	$2,307,500	--	--	$2,307,500
Corporate Bonds	--	$445,672	--	$445,672
Preferred Stock	--	$2,500,250	--	$2,500,250

	$53,045,445	$2,945,922	--	$55,991,367

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

Assets
Investment in securities at market value (cost $33,089,029)	$ 55,991,367

Cash	373,658
Receivables:
Securities sold	491,416
Fund shares purchased	43,500
Dividends and interest	15,408
Total Assets	56,915,349
Liabilities
Payables:
Securities purchased	51,495
Fund shares redeemed	659,069
Accrued expenses	4,350
Total Liabilities	714,914

Net Assets (Equivalent to $15.57 per share based on 3,608,742 shares of capital stock outstanding, 100,000,000 shares authorized, $0.01 par value)	$ 56,200,435

Minimum redemption price per share $15.57 x0.98 = 15.26 (Note 6)

Composition of Net Assets
Shares of common stock	$ 36,087
Additional paid-in capital	38,395,494
Net unrealized appreciation of investments	22,902,338
Undistributed net investment income	1,368
Accumulated net realized loss on investments	(5,134,852)

Net Assets	$ 56,200,435

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

STATEMENT OF OPERATIONS

For the year ended DECEMBER 31, 2010

Investment Income
Dividends (net of $6,720 foreign tax withheld)	$ 718,278
Interest	21,917
Other income	3,112
Total Investment Income	743,307

Expenses
Management fees (Note 3)	484,870
Professional fees	12,649
Insurance	12,159
Office expenses	11,690
Directors' fees and expenses	10,109
Transfer agent fees	9,929
Registration fees	9,799
Custodian fees	7,399
Shareholder reporting	7,237
Bank fees	6,244
Postage and printing	5,256
IRA expense	3,332
Telephone expense	2,700
Compliance Officer fees	2,186
State & Local Taxes	1,465
Total Expenses	587,024

Net Investment Income	156,283

Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	3,845,063
Net change in unrealized appreciation of investments	9,605,468
Net realized and unrealized gain from investments	13,450,531

Net increase in net assets resulting from operations	$ 13,606,814

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	12/31/10	12/31/09
Increase (Decrease) in Net Assets From Operations
Net investment income	$ 156,283	$ 429,863
Net realized gain (loss) from investments	3,845,063	(2,841,605)
Unrealized appreciation on investments	9,605,468	16,630,136
Net increase (decrease) in assets resulting from operations	13,606,814	14,218,394

Distributions to Shareholders
From net investment income	(154,916)	(429,863)
From realized gains	---	---
Total distributions	(154,916)	(429,863)

Capital Share Transactions (Note 5)	174,576	(2,601,116)

Total Increase in Net Assets	13,626,474	11,187,415

Net Assets at Beginning of Period	42,573,961	31,386,546

Net Assets at End of Period (includes undistributed net investment income of $1,368 and $0, respectively)	$ 56,200,435	$ 42,573,961

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

FINANCIAL HIGHLIGHTS & RELATED RATIOS/SUPPLEMENTAL DATA

Selected data for a share outstanding throughout the period:

	For the Years Ended
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
Net Asset Value -
Beginning of Period	$ 11.83	$ 8.08	$ 13.89	$ 18.29	$ 17.88
Net Investment Income (1)	0.04	0.12	0.16	0.07	0.24
Net Gains or (Losses) on Investments
(realized and unrealized)	3.74	3.75	(5.79)	(3.39)	0.44
Total from Investment Operations	3.78	3.87	(5.63)	(3.32)	0.68

Less Distributions
From net investment income	(0.04)	(0.12)	(0.18)	(0.08)	(0.25)
From realized gains	0.00	0.00	0.00	(1.00)	(0.02)
Total Distributions	(0.04)	(0.12)	(0.18)	(1.08)	(0.27)

Net Asset Value -
End of Period	$ 15.57	$ 11.83	$ 8.08	$ 13.89	$ 18.29

Total Return (2)	31.97%	47.89%	(40.44)%	(19.18)%	3.79%

Net Assets - End of Period (000's omitted)	$ 56,200	$ 42,574	$ 31,387	$ 67,560	$101,728

Ratio of Expenses to Average Net Assets	1.21%	1.25%	1.24%	1.17%	1.15%
Ratio of Net Investment Income to Average Net Assets	0.32%	1.24%	2.60%	0.37%	1.35%

Portfolio Turnover Rate	26.59%	34.36%	73.21%	18.86%	28.54%

(1) Per share net investment income has been determined on the average number of shares outstanding during the period

(2) Total return assumes reinvestment of dividends

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

NOTE 1 - Nature of Operations

Matthew 25 Fund, Inc. ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

NOTE 2 - Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund.

Security Valuations

Equity securities are valued by using market quotations.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued at its last bid price.  When market quotations are not readily available, or when the Advisor determines that the market quotation does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities may be valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2007-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended December 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

Distributions to Shareholders

The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.  Management has evaluated subsequent events through the date the financial statements were issued and has determined no such events requiring disclosure.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

NOTE 3 - Investment Advisory Agreement and Other Related Party Transactions

The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.  The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee for 2010, as computed pursuant to the investment advisory agreement, totaled $484,870.  The management fee is the only revenue for The Matthew 25 Management Corp., and the Advisor's expenses are paid out of this revenue.

Mr. Mark Mulholland is the sole director of The Advisor and is also the President of the Fund.  In addition, Mr. Mulholland is a broker at Boenning & Scattergood Inc.  During the period ended December 31, 2010, the Fund paid brokerage commissions of $0 to Boenning & Scattergood Inc.  of which Mr. Mulholland received compensation totaling $0.  Boenning & Scattergood Inc. is not otherwise associated with Matthew 25 Fund, Inc. or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The Advisor or Mr. Mulholland.

NOTE 4 - Investments

For the period ended December 31, 2010, purchases and sales of investment securities other than short-term investments aggregated $12,792,425 and $12,683,247 respectively.

NOTE 5 - Capital Share Transactions

As of December 31, 2010 there were 100,000,000 shares of $.01 per value capital stock authorized.  The total par value and paid-in capital totaled $38,431,581. Transactions in capital stock were as follows:

      Year Ended

      Year Ended

December 31, 2010

December 31, 2009

  Shares

      Amount

   Shares         Amount

Shares sold

               268,553    $ 3,807,537

  217,719    $ 2,157,574

Shares issued in

  reinvestment of

  dividends

     9,117         142,862

    33,445          397,326

Shares redeemed

(266,251)   (3,775,823)

 (536,600)    (5,156,016)

Net Increase(Decrease)

     1,419

    $   174,576

 (285,436)  $(2,601,116)

NOTE 6 - Redemption Fee

To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are held for 365 days or less.  The redemption fee does not apply to shares purchased through reinvested distributions.  For the period ended December 31, 2010  the Fund received $3,670 in redemption fees that was reclassified to paid-in capital.

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

NOTE 7 – Tax Matters

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  As of December 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Undistributed ordinary income

$         1,368

Capital loss carryforwards expiring: 12/31/2016

$  2,293,247

 12/31/2017

$  2,841,605

Accumulated realized losses

$  5,134,852

Gross unrealized appreciation on investments

$23,103,828

Gross unrealized depreciation on investments

     (201,490)

   Net unrealized appreciation on investments

$22,902,338

Cost of investments

$33,089,029

The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid during the years ended December 31, 2010 and 2009 are as follows:

     2010

     2009

      Ordinary income

$ 154,916

$ 429,863

NOTE 8 - Lease Commitments

The Fund leases office space under an agreement that expires April of 2012.  Rent expense was $9,325 for the year ended December 31, 2010.  Minimum lease payments over the course of the agreement are as follows:

2011

$8,700

2012

$2,900

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

NOTE 9 - New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosure.

MATTHEW 25 FUND

AUDITOR’S OPINION

DECEMBER 31, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

Matthew 25 Fund, Inc.

Jenkintown, Pennsylvania

We have audited the accompanying statement of assets and liabilities of Matthew 25 Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Matthew 25 Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

February 24, 2011

MATTHEW 25 FUND

EXPENSE EXAMPLE

DECEMBER 31, 2010 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) direct costs, such as IRA fees and (2) indirect costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2010 to December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.  IRAs with less than $10,000 may be charged $8 annually for IRA Custodian Fees at the discretion of the Fund's Management or Directors.  This $8 fee is not reflected in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as IRA fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if IRA fees were included your costs would be higher.

MATTHEW 25 FUND

EXPENSE EXAMPLE (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	July 1, 2010 to
	July 1, 2010	December 31, 2010	December 31, 2010
Actual	$1,000.00	$1,247.81	$6.86
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.11	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

MATTHEW 25 FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2010 (UNAUDITED)

PROXY VOTING GUIDELINES

Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge, upon request, by calling 1-888-M25-FUND.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on October 19, 2010, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT ADVISOR

The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. The Directors also analyzed the Investment Advisor's experience and the capabilities of the Investment Advisor's portfolio manager. For example, the Directors reviewed and discussed the Investment Advisor's Form ADV and internal compliance policies, as well as the experience of the Investment Advisor as investment advisor or sub-advisor to other investment companies. In addition to the above considerations, the Directors reviewed and considered a description of the Investment Advisor's portfolio and brokerage transactions. Based on this review, the Directors concluded that the range and quality of services to be provided by the Investment Advisor to the Fund were appropriate and continued to support its original selection of the Investment Advisor.

MATTHEW 25 FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

INVESTMENT PERFORMANCE

The Directors considered the Advisor’s investment performance during his tenure managing this Fund.  The Directors considered year-to-date performance along with annual performances for 1, 3, 5, and 10 year(s) as well as performance since 1/1/96.  Greatest emphasis is placed on the long-term investment performances.  Under the current Advisor this Fund for 14.75 years generated a total return of 249.93% for an average annual return of 8.86%.  This compares favorably to a total return during the same time period for the Russell 3,000 Index of 147.36% for an average annual return of 6.33%.  The Directors will try to compare this Fund’s performance to similar funds such as funds classified by Lipper as Multi-Cap Core whenever this information is attainable without charge to the Fund.  Based on this review, the Directors concluded that the current and historical performance of the Fund, as managed by the Investment Advisor, was satisfactory.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR

The Directors discussed at length the advisory fee of 1.00% along with the Fund’s other expenses of approximately 0.25% for a total expense rate of 1.25%.  This expense ratio was compared to 39 peer funds and Lipper’s Mid-Cap Core category average.  The peer group average expense ratio was 1.27% while the category average was 1.38%.  Based on this review, the Directors concluded that the expense level of the Fund, as managed by the Investment Advisor, was satisfactory.

The Directors considered the level of profits that could be expected to accrue to the Investment Advisor from the fee payable under the Advisory Agreement.  The Directors considered the increasing use by investor’s of the brokerage industry’s No Transaction Fee (NTF) programs and its potential increasing percentage of the Fund’s assets.  See below in Economies of Scale for the reduction in the Advisor’s fees regarding these assets.

In addition, the Directors reviewed the current financial condition of the Investment Advisor and a summary of total expense ratios and management fees. The Directors also discussed the existence of other compensation arrangements with the Investment Advisor. Based on this review, the Directors concluded that the Fund's advisory fee is competitive with those of comparable funds and that the Investment Advisor's profit margin was reasonable.

MATTHEW 25 FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2010 (UNAUDITED)

ECONOMIES OF SCALE

The Directors received and considered information regarding whether there have been economies of  scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is  potential  for  realization  of any further economies of scale. The Directors noted that the total operating expenses of the Fund regarding economies of scale may be realized as the Fund grows.  The Directors also considered that future inflows may increasingly come through the brokerage industry No Transaction Fee (NTF) programs.  The Advisor pays the costs to the brokers for the NTF programs.  The two major brokers Charles Schwab and Fidelity charge 0.40% on these assets.  Therefore the Advisor earns net 0.60% on such NTF investments in the Fund.  Other brokers charge similar fees for their NTF programs.  In addition Charles Schwab has a minimum monthly NTF fee of $1,000 that the Advisor pays whenever assets with Schwab are below $3,000,000 as they were on October 19, 2010.

CONCLUSIONS

The Directors who are non-interested persons met separately to further discuss the performance of the Fund and the Advisor's compensation. On the basis of its  review  and  the  foregoing information, the Board of Directors determined that  the  Advisory Agreement, including the advisory fee rates payable thereunder,  continued  to  be fair and reasonable in light of all relevant circumstances and  concluded  that  it  is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

MATTHEW 25 FUND

BOARD OF DIRECTORS INFORMATION

DECEMBER 31, 2010 (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund are set forth below.  The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-M25-FUND.  Each Director may be contacted by writing to the Director c/o Matthew 25 Fund, P.O. Box 2479 Jenkintown, PA  19046.

Name and Age	Position with Fund	Term of Office and Length of Time Served	Principle Occupation During Last Five Years	Other Directorships

INDEPENDENT DIRECTORS
Philip J. Cinelli, D.O. Age 50	Director	1 year with election held annually. He has been a Director since 1996.	Physician in Family Practice	None
Samuel B. Clement Age 52	Director	1 year with election held annually. He has been a Director since 1996.	Stockbroker with Securities of America	None
Linda Guendelsberger Age 50	Director Secretary of Fund	1 year with election held annually. She has been a Director since 1996.	Partner WeiserMazars LLP.	None
Scott Satell Age 47	Director	1 year with election held annually. He has been a Director since 1996.	Manufacturer's Representative with BPI Ltd.	None
INTERESTED DIRECTORS
Steven D. Buck, Esq. Age 50	Director	1 year with election held annually. He has been a Director since 1996.	Attorney and Shareholder with Stevens & Lee	None
Mark Mulholland Age 51	Director President of Fund	1 year with election held annually. He has been a Director since 1996.	President of Matthew 25 Fund, President of Matthew 25 Management Corp., Stockbroker with Boenning & Scattergood	None

Mr. Buck and Mr. Mulholland are Directors of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940.  Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser.  Mr. Buck is an interested person as long as he or his law firm provides legal advice to the Fund for compensation.  Additionally, Mr. Buck's sister Lesley Buck is the Chief Compliance Officer of Matthew 25 Fund.

THIS PAGE WAS LEFT BLANK INTENTIONALLY

Item 1.  Reports to Stockholders.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's entire Board of Directors acts as the audit committee.  The Board of Directors has determined that the Registrant has at least two financial experts serving on its Board.

Mr. Mark Mulholland and Ms. Linda Guendelsberger are the Board's financial experts.  Mr. Mulholland is an "interested" director, and Ms. Guendelsberger is an "independent" director.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                       12/31/2010        12/31/2009

Audit Fees             $ 12,000          $  12,000

Audit-Related Fees     $      0          $       0

Tax Fees               $      0          $       0

All Other Fees         $      0          $       0

Each year, the registrant's Board of Directors recommend a principal accountant to perform audit services for the registrant.  At the registrant's Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

a) The registrant's president and chief financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules  13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

(a)(1)  EX-99.CODE ETH.  Not applicable.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matthew 25 Fund

By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 2/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 2/28/11